Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Non-cancellable operating lease agreements	2017
Total rent expense under operating leases	$ 393,000	$ 288,000	$ 659,000	$ 459,000
Current deferred rent	119,000		142,000	8,000
Long-term deferred rent	292,000		321,000	43,000
Purchase obligations			2,410,000
Raw Materials [Member]
Commitments And Contingencies [Line Items]
Purchase obligations			192,000
Purchase commitment, purchased	490,000	295,000	724,000	462,000
Cartridges [Member]
Commitments And Contingencies [Line Items]
Purchase obligations			1,500,000
Purchase commitment, prepayments			95,000
Purchase commitment, required percentage of scheduled invoice payable upon cancellation			50.00%
Equipment [Member]
Commitments And Contingencies [Line Items]
Purchase commitment, amount			$ 693,000